Taxation - Schedule of Deferred Tax Assets and Liabilities (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Deferred tax assets gross	¥ 1,648,449	$ 252,636	¥ 1,001,837
Valuation allowance on deferred tax assets	¥ 1,401,416	$ 214,776	¥ 1,001,837